Equity-method investees - Summary of Changes in Carrying Amount of Equity-method investees (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments Accounted For Using Equity Method [line items]
Beginning balance	€ 40,220	€ 79
Acquisition of non-controlling interests		48,024
Share of profit/(loss) for the year	1,011	(290)
Share of other comprehensive income	111	(246)
Effect of translation adjustments		3
Ending balance	41,342	40,220
Elimination of intersegment amounts [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Elimination of intercompany profit		(7,350)
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Beginning balance	40,133
Acquisition of non-controlling interests		48,024
Share of profit/(loss) for the year	992	(295)
Share of other comprehensive income	111	(246)
Ending balance	41,236	40,133
Natuzzi Trading (Shanghai) Co., Ltd [member] | Elimination of intersegment amounts [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Elimination of intercompany profit		(7,350)
Nars Miami LLC [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Beginning balance	87	45
Share of profit/(loss) for the year	19	39
Effect of translation adjustments		3
Ending balance	€ 106	87
Other [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Beginning balance		34
Share of profit/(loss) for the year		€ (34)